Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2025
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
25.	Commitments and Contingent Liabilities

As part of the Board’s ongoing regulatory compliance process, the Board continues to monitor legal and regulatory developments and their potential impact on the Company under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. Management is not aware of any contingencies that may have a significant impact on the financial position of the Company.

On November 2, 2020, the Group issued a claim against Essilor Amera Pte Ltd. (“Essilor”), via its solicitor, Central Chamber Law Corporation, for willful termination of contract without due course. The Group was engaged by Essilor to provide security services 201 Kallang Bahru and 215 Kallang Bahru. The Group’s service has been terminated prematurely without notice. The total amount that the Group is claiming from Essilor is SGD 179,724.07. No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss.

The Group is in the process to issue a claim against C&W Services (S) Pte Ltd. (“C&W”), for non-fulfillment of contract obligations. The Group was engaged by C&W to provide security services at various Mapletree Logistics Trust Properties from November 14, 2022 to November 13, 2029. The Group’s service has been terminated prematurely with outstanding service fee unpaid amounting to SGD 1,621,342.60. The total amount that the Group is claiming from C&W is SGD 1,621,342.60. The Group’s legal counsel, Lions Chambers LLC Advocates & Solicitors, have advised that they consider that the claim has merit, and they have recommended that it be contested. No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss.

On May 14, 2021, the Group has issued a claim against V N Ganapathy (“Mr. Ganapathy”), via its solicitors, Edmond Pereira Law Corporation, for refund of deposit made for purchase of commercial vehicle. The total amount claiming from the Group is SGD 15,328. No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss. The Group decided not to pursue this case.

On June 22, 2020, the Group has issued a claim against Avipesh Rai (“Avipesh Rai”) via its solicitor, Central Chamber Law Corporation, for breach of contract and employee confidentiality obligations SGD 224,000 No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss.

Other than as disclosed above, the Group does not have any contingent liabilities as of the end of the reporting period.